Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 99.0%
ARGENTINA — 1.1%
MercadoLibre, Inc.*	43	$72,214
CANADA — 4.8%
Shopify, Inc., Class A *	228	309,118
CHINA — 6.2%
Alibaba Group Holding Ltd.*	4,832	89,460
Baidu, Inc. ADR*	125	19,219
JD.com, Inc., Class A *	2,852	102,821
Meituan, Class B *	2,800	89,380
Tencent Holdings Ltd.	1,600	95,518
		396,398
FRANCE — 3.6%
Adevinta ASA*	4,033	69,111
Dassault Systemes SE	1,180	62,098
Sartorius Stedim Biotech	180	100,585
		231,794
GERMANY — 2.2%
adidas AG	223	70,079
Zalando SE*	739	67,398
		137,477
HONG KONG — 2.6%
AIA Group Ltd.	9,400	108,141
Hong Kong Exchanges & Clearing Ltd.	900	55,306
		163,447
IRELAND — 0.6%
COSMO Pharmaceuticals NV*	400	34,551
JAPAN — 12.7%
Bridgestone Corp.	1,300	61,504
Denso Corp.	1,100	71,827
DMG Mori Seiki Co., Ltd.	4,200	78,393
FANUC Corp. ADR	3,312	73,030
FANUC Corp.	200	43,852
Kubota Corp.	4,800	102,157
MISUMI Group, Inc.	2,100	89,353
Nintendo Co., Ltd. ADR	895	53,029
Rakuten Group, Inc.	5,300	51,626
SoftBank Group Corp.	1,900	109,792
Sumitomo Mitsui Trust Holdings, Inc.	2,300	79,212
		813,775
NETHERLANDS — 2.1%
IMCD NV	712	136,263
SOUTH KOREA — 1.9%
Samsung SDI Co., Ltd.	208	124,118
SWEDEN — 3.3%
Atlas Copco AB, B Shares	1,490	75,732
Beijer Ref AB	2,991	59,585
Nibe Industrier AB, B Shares	6,000	75,400
		210,717
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	165,457
UNITED KINGDOM — 4.3%
Hargreaves Lansdown PLC	1,800	34,561
Just Group PLC*	36,025	43,904
Ocado Group PLC*	1,101	24,605
Prudential PLC	4,999	97,008

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
UNITED KINGDOM (continued)
St James’s Place PLC	3,811	$76,877
		276,955
UNITED STATES — 51.0%
10X Genomics, Inc., Class A *	360	52,409
ABIOMED, Inc.*	240	78,125
Affirm Holdings, Inc.*	771	91,849
Alphabet, Inc., Class A *	29	77,532
Amazon.com, Inc.*	48	157,682
Chegg, Inc.*	2,254	153,317
Codexis, Inc.*	2,140	49,776
Denali Therapeutics, Inc.*	1,671	84,302
Exact Sciences Corp.*	612	58,415
Fastenal Co.	1,193	61,571
First Republic Bank	776	149,675
Glaukos Corp.*	387	18,642
Illumina, Inc.*	304	123,305
iRobot Corp.*	470	36,895
Jackson Financial, Inc., Class A *	124	3,224
LendingTree, Inc.*	246	34,398
MarketAxess Holdings, Inc.	396	166,593
Mastercard, Inc., Class A	152	52,847
Netflix, Inc.*	292	178,219
NVIDIA Corp.	728	150,813
Pacira BioSciences, Inc.*	1,337	74,872
Peloton Interactive, Inc., Class A *	613	53,362
Redfin Corp.*	1,805	90,431
Spotify Technology SA*	312	70,306
STAAR Surgical Co.*	1,070	137,527
Tesla, Inc.*	306	237,297
Trade Desk, Inc. (The), Class A *	1,530	107,559
Twilio, Inc., Class A *	384	122,515
Upwork, Inc.*	3,210	144,546
Waters Corp.*	142	50,737
Watsco, Inc.	257	68,007
Wayfair, Inc., Class A *	462	118,046
Workday, Inc., Class A *	490	122,446
Zoom Video Communications, Inc., Class A *	324	84,726
		3,261,966
TOTAL INVESTMENTS — 99.0%
(cost $3,697,957)		$6,334,250
Other assets less liabilities — 1.0%		65,961
NET ASSETS — 100.0%		$6,400,211

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$3,926,616	$2,407,634	$–	$6,334,250
Total	$3,926,616	$2,407,634	$–	$6,334,250

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.